Note 31 - Net Income (Loss) Per Share (Details Textual) - shares	1 Months Ended
	Jul. 31, 2018	Dec. 31, 2018
Statement Line Items [Line Items]
Number of shares outstanding at end of period	200,000,000	218,661,519
Number of share surrendered	9,750,000
Number of ordinary shares per share of ADS		2